Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	ARTIO GLOBAL INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Jun. 26, 2012
Document Effective Date	Jun. 26, 2012
Prospectus Date	Mar. 01, 2012